Accounting policies, presentation and estimates (Policies)	6 Months Ended
Jun. 30, 2019
Accounting policies, presentation and estimates
Accounting policies, presentation and estimates

Accounting policies, presentation and estimates

These condensed consolidated half-year financial statements as at and for the period to 30 June 2019 have been prepared in accordance with the Disclosure Guidance and Transparency Rules of the Financial Conduct Authority (FCA) and with International Accounting Standard 34 (IAS 34), Interim Financial Reporting and comprise the results of Lloyds Bank plc (the Bank) together with its subsidiaries (the Group). They do not include all of the information required for full annual financial statements and should be read in conjunction with the Group’s consolidated financial statements as at and for the year ended 31 December 2018 which were prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (IFRS). Copies of the 2018 Annual Report on Form 20-F are available on Lloyds Banking Group’s website.

The directors consider that it is appropriate to continue to adopt the going concern basis in preparing the condensed consolidated half-year financial statements. In reaching this assessment, the directors have considered projections for the Group’s capital and funding position.

Except as noted below, the accounting policies are consistent with those applied by the Group in its 2018 Annual Report on Form 20-F.

Changes in accounting policy

Changes in accounting policy

The Group adopted IFRS 16 Leases from 1 January 2019. IFRS 16 replaces IAS 17 Leases and addresses the classification and measurement of all leases. The Group’s accounting as a lessor under IFRS 16 is substantially unchanged from its approach under IAS 17; however for lessee accounting there is no longer a distinction between finance and operating leases.

As lessee, under IFRS 16, in respect of leased properties previously accounted for as operating leases the Group now recognises a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use. Assets and liabilities arising from a lease are initially measured on a present value basis. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, or the Group’s incremental borrowing rate. Lease payments are allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis. Payments associated with leases with a lease term of 12 months or less and leases of low-value assets are recognised as an expense in profit or loss on a straight-line basis.

Details of the impact of adoption of IFRS 16 are provided in note 19.

The Group has also implemented the amendments to IAS 12 Income Taxes with effect from 1 January 2019 and as a result tax relief on distributions on other equity instruments, previously taken directly to retained profits, is now reported within tax expense in the income statement. Comparatives have been restated. Adoption of these amendments to IAS 12 has resulted in a reduction in tax expense and an increase in profit for the period in the half-year to 30 June 2019 of £38 million (half-year to 30 June 2018: £36 million). There is no impact on total shareholders' equity.

Allowance for impairment losses

Allowance for impairment losses

At 30 June 2019 the Group’s allowance for expected credit losses (ECL) was £3,371 million (31 December 2018: £3,213 million), of which £3,201 million (31 December 2018: £3,023 million) was in respect of drawn balances.

The measurement of expected credit losses is required to reflect an unbiased probability-weighted range of possible future outcomes. The approach to generating the economic scenarios used in the calculation of the Group’s ECL allowances is little changed since 31 December 2018. The central scenario reflects the Group’s updated base case assumptions used for medium-term planning purposes. Additional model-generated upside, downside and severe downside scenarios are identified to represent a typical scenario from specified points along an estimated loss distribution, with the scenario weightings unchanged since 31 December 2018. The key UK economic assumptions made by the Group as at 30 June 2019 averaged over a five year period are shown below.

Economic assumptions

				Severe
	Base case	Upside	Downside	downside
	%	%	%	%

Scenario weighting	30	30	30	10

At 30 June 2019
Bank of England base rate	1.25	2.05	0.49	0.11
Unemployment rate	4.3	3.8	5.7	7.0
House price growth	1.5	5.2	(2.3)	(7.4)
Commercial real estate price growth	(0.2)	1.6	(4.9)	(9.5)

At 31 December 2018
Bank of England base rate	1.25	2.34	1.30	0.71
Unemployment rate	4.5	3.9	5.3	6.9
House price growth	2.5	6.1	(4.8)	(7.5)
Commercial real estate price growth	0.4	5.3	(4.7)	(6.4)

Economic assumptions – start to peak

				Severe
	Base case	Upside	Downside	downside
	%	%	%	%
At 30 June 2019
Bank of England base rate	1.75	2.70	0.75	0.75
Unemployment rate	4.7	4.5	7.0	8.1
House price growth	7.3	28.8	(1.6)	(2.2)
Commercial real estate price growth	(0.6)	8.4	(1.0)	(1.6)

At 31 December 2018
Bank of England base rate	1.75	4.00	1.75	1.25
Unemployment rate	4.8	4.3	6.3	8.6
House price growth	13.7	34.9	0.6	(1.6)
Commercial real estate price growth	0.1	26.9	(0.5)	(0.5)

Economic assumptions – start to trough

				Severe
	Base case	Upside	Downside	downside
	%	%	%	%
At 30 June 2019
Bank of England base rate	0.75	0.75	0.31	0.01
Unemployment rate	3.8	3.4	3.8	3.9
House price growth	(1.1)	(0.5)	(12.0)	(33.2)
Commercial real estate price growth	(1.5)	0.0	(23.8)	(40.7)

At 31 December 2018
Bank of England base rate	0.75	0.75	0.75	0.25
Unemployment rate	4.1	3.5	4.3	4.2
House price growth	0.4	2.3	(26.5)	(33.5)
Commercial real estate price growth	(0.1)	0.0	(23.8)	(33.8)

The Group’s base-case economic scenario has changed little over the year and reflects a broadly stable outlook for the economy. Although there remains considerable uncertainty about the economic consequences of the UK’s planned exit from the European Union, the Group considers that at this stage the range of possible outcomes is adequately reflected in its choice and weighting of scenarios. The effect of the revised economic assumptions has been to increase the ECL allowance by £50 million.

Impact of forward looking information

As a result of applying the assumptions set out above, the extent to which a higher ECL allowance has been recognised is shown below:

		Probability
	Base case	-weighted	Difference
	£m	£m	£m

UK mortgages	501	619	118
Other Retail	1,365	1,386	21
Commercial	1,284	1,340	56
Other	26	26	—
At 30 June 2019	3,176	3,371	195
At 31 December 2018	2,951	3,213	262